Exhibit 99.2

2170 Satellite Blvd., Ste. 200, Duluth, GA 30097

770.497.9100

May 16, 2016

Colony Starwood Homes Partnership, L.P.
8665 East Hartford Drive
Scottsdale AZ 85255

RE: Colony Starwood Homes 2016-1 Trust (the “Issuing Entity”) HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

a. Background.

We have been informed that:

1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by Colony Starwood Homes Partnership, L.P. (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

b. Properties Subject to Review. [(1) through (3) of Item 4.]

Page	1

The Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool.  The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology.  Rather, the Subject Properties were identified by you.  Accordingly, they may not be representative of the entire pool, as to which we make no representation.

c. How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

Page	2

6. Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

Page	3

1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

i.        Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.       The value of the Properties or any other collateral securing the Mortgage Loan,

iii.      Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

iv.       Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, 8 of 723 of the Subject Properties set forth on Schedule I are subject to an active HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein.  The conclusions expressed herein are given only as of the dates set forth on Schedule I, and we undertake no responsibility to update or supplement this report after the date hereof for any reason.

Page	4

This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent.  In addition, this report is not assignable to any person or entity without our prior written approval.

OS National, LLC

By:     /s/ Charles Chacko
Name: Charles Chacko
Title: Member

Page	5

Schedule I

Page	6

Property Code	State	Description of Discrepancy	Updated Designation (HOA or Apparent Non-HOA)	Date of Updated Designation
98037-1	FL	HOA Discrepancy	Apparent HOA	5/16/2016
91086-1	GA	HOA Discrepancy	Apparent HOA	5/16/2016
91309-1	GA	HOA Discrepancy	Apparent HOA	5/16/2016
92037-1	GA	HOA Discrepancy	Apparent HOA	5/16/2016
p0001741-1	GA	HOA Discrepancy	Apparent HOA	5/16/2016
p0001743-1	GA	HOA Discrepancy	Apparent HOA	5/16/2016
600821-1	NC	HOA Discrepancy	Apparent HOA	5/16/2016
603248-1	NC	HOA Discrepancy	Apparent HOA	5/16/2016
p0000048-1	AZ		Apparent Non-HOA	5/16/2016
p0000108-1	AZ		Apparent Non-HOA	5/16/2016
p0000206-1	AZ		Apparent Non-HOA	5/16/2016
p0000243-1	AZ		Apparent Non-HOA	5/16/2016
p0000272-1	AZ		Apparent Non-HOA	5/16/2016
p0000297-1	AZ		Apparent Non-HOA	5/16/2016
p0000298-1	AZ		Apparent Non-HOA	5/16/2016
p0000314-1	AZ		Apparent Non-HOA	5/16/2016
p0000318-1	AZ		Apparent Non-HOA	5/16/2016
p0000322-1	AZ		Apparent Non-HOA	5/16/2016
p0000324-1	AZ		Apparent Non-HOA	5/16/2016
p0000326-1	AZ		Apparent Non-HOA	5/16/2016
p0000337-1	AZ		Apparent Non-HOA	5/16/2016
p0000357-1	AZ		Apparent Non-HOA	5/16/2016
p0000361-1	AZ		Apparent Non-HOA	5/16/2016
p0000362-1	AZ		Apparent Non-HOA	5/16/2016
p0000363-1	AZ		Apparent Non-HOA	5/16/2016
p0000369-1	AZ		Apparent Non-HOA	5/16/2016
p0000375-1	AZ		Apparent Non-HOA	5/16/2016
p0000391-1	AZ		Apparent Non-HOA	5/16/2016
p0000398-1	AZ		Apparent Non-HOA	5/16/2016
p0000507-1	AZ		Apparent Non-HOA	5/16/2016
p0000511-1	AZ		Apparent Non-HOA	5/16/2016
p0000678-1	AZ		Apparent Non-HOA	5/16/2016
p0000681-1	AZ		Apparent Non-HOA	5/16/2016
p0001302-1	AZ		Apparent Non-HOA	5/16/2016
p0001529-1	AZ		Apparent Non-HOA	5/16/2016
207111-1	CA		Apparent Non-HOA	5/16/2016
207114-1	CA		Apparent Non-HOA	5/16/2016
207118-1	CA		Apparent Non-HOA	5/16/2016
207141-1	CA		Apparent Non-HOA	5/16/2016
207145-1	CA		Apparent Non-HOA	5/16/2016
207163-1	CA		Apparent Non-HOA	5/16/2016
30478-1	CA		Apparent Non-HOA	5/16/2016
30491-1	CA		Apparent Non-HOA	5/16/2016
30520-1	CA		Apparent Non-HOA	5/16/2016
30567-1	CA		Apparent Non-HOA	5/16/2016
30606-1	CA		Apparent Non-HOA	5/16/2016
30619-1	CA		Apparent Non-HOA	5/16/2016
30683-1	CA		Apparent Non-HOA	5/16/2016
30691-1	CA		Apparent Non-HOA	5/16/2016
30693-1	CA		Apparent Non-HOA	5/16/2016
30698-1	CA		Apparent Non-HOA	5/16/2016
30708-1	CA		Apparent Non-HOA	5/16/2016
30730-1	CA		Apparent Non-HOA	5/16/2016
30748-1	CA		Apparent Non-HOA	5/16/2016
30763-1	CA		Apparent Non-HOA	5/16/2016

Property Code	State	Description of Discrepancy	Updated Designation (HOA or Apparent Non-HOA)	Date of Updated Designation
30848-1	CA		Apparent Non-HOA	5/16/2016
30984-1	CA		Apparent Non-HOA	5/16/2016
31024-1	CA		Apparent Non-HOA	5/16/2016
31026-1	CA		Apparent Non-HOA	5/16/2016
31077-1	CA		Apparent Non-HOA	5/16/2016
31173-1	CA		Apparent Non-HOA	5/16/2016
31230-1	CA		Apparent Non-HOA	5/16/2016
31287-1	CA		Apparent Non-HOA	5/16/2016
31324-1	CA		Apparent Non-HOA	5/16/2016
31329-1	CA		Apparent Non-HOA	5/16/2016
31402-1	CA		Apparent Non-HOA	5/16/2016
31414-1	CA		Apparent Non-HOA	5/16/2016
31462-1	CA		Apparent Non-HOA	5/16/2016
31496-1	CA		Apparent Non-HOA	5/16/2016
31513-1	CA		Apparent Non-HOA	5/16/2016
31517-1	CA		Apparent Non-HOA	5/16/2016
31542-1	CA		Apparent Non-HOA	5/16/2016
31559-1	CA		Apparent Non-HOA	5/16/2016
31581-1	CA		Apparent Non-HOA	5/16/2016
31592-1	CA		Apparent Non-HOA	5/16/2016
31597-1	CA		Apparent Non-HOA	5/16/2016
31602-1	CA		Apparent Non-HOA	5/16/2016
31623-1	CA		Apparent Non-HOA	5/16/2016
31631-1	CA		Apparent Non-HOA	5/16/2016
31636-1	CA		Apparent Non-HOA	5/16/2016
40334-1	CA		Apparent Non-HOA	5/16/2016
40373-1	CA		Apparent Non-HOA	5/16/2016
40375-1	CA		Apparent Non-HOA	5/16/2016
40382-1	CA		Apparent Non-HOA	5/16/2016
40383-1	CA		Apparent Non-HOA	5/16/2016
40437-1	CA		Apparent Non-HOA	5/16/2016
40495-1	CA		Apparent Non-HOA	5/16/2016
40531-1	CA		Apparent Non-HOA	5/16/2016
40534-1	CA		Apparent Non-HOA	5/16/2016
40642-1	CA		Apparent Non-HOA	5/16/2016
40686-1	CA		Apparent Non-HOA	5/16/2016
40735-1	CA		Apparent Non-HOA	5/16/2016
40853-1	CA		Apparent Non-HOA	5/16/2016
40897-1	CA		Apparent Non-HOA	5/16/2016
40938-1	CA		Apparent Non-HOA	5/16/2016
41035-1	CA		Apparent Non-HOA	5/16/2016
41111-1	CA		Apparent Non-HOA	5/16/2016
41160-1	CA		Apparent Non-HOA	5/16/2016
41173-1	CA		Apparent Non-HOA	5/16/2016
41182-1	CA		Apparent Non-HOA	5/16/2016
41197-1	CA		Apparent Non-HOA	5/16/2016
41204-1	CA		Apparent Non-HOA	5/16/2016
41220-1	CA		Apparent Non-HOA	5/16/2016
41235-1	CA		Apparent Non-HOA	5/16/2016
45084-1	CA		Apparent Non-HOA	5/16/2016
45270-1	CA		Apparent Non-HOA	5/16/2016
p0000463-1	CA		Apparent Non-HOA	5/16/2016
p0000647-1	CA		Apparent Non-HOA	5/16/2016
p0000737-1	CA		Apparent Non-HOA	5/16/2016
p0000795-1	CA		Apparent Non-HOA	5/16/2016
p0000820-1	CA		Apparent Non-HOA	5/16/2016
p0000824-1	CA		Apparent Non-HOA	5/16/2016
p0000836-1	CA		Apparent Non-HOA	5/16/2016
p0000841-1	CA		Apparent Non-HOA	5/16/2016

Property Code	State	Description of Discrepancy	Updated Designation (HOA or Apparent Non-HOA)	Date of Updated Designation
p0001185-1	CA		Apparent Non-HOA	5/16/2016
p0001216-1	CA		Apparent Non-HOA	5/16/2016
p0001338-1	CA		Apparent Non-HOA	5/16/2016
p0001347-1	CA		Apparent Non-HOA	5/16/2016
p0001396-1	CA		Apparent Non-HOA	5/16/2016
p0001410-1	CA		Apparent Non-HOA	5/16/2016
p0001459-1	CA		Apparent Non-HOA	5/16/2016
p0001627-1	CA		Apparent Non-HOA	5/16/2016
p0001765-1	CA		Apparent Non-HOA	5/16/2016
p0001939-1	CA		Apparent Non-HOA	5/16/2016
p0002234-1	CA		Apparent Non-HOA	5/16/2016
p0002255-1	CA		Apparent Non-HOA	5/16/2016
p0002275-1	CA		Apparent Non-HOA	5/16/2016
p0002323-1	CA		Apparent Non-HOA	5/16/2016
p0002390-1	CA		Apparent Non-HOA	5/16/2016
p0002409-1	CA		Apparent Non-HOA	5/16/2016
p0002490-1	CA		Apparent Non-HOA	5/16/2016
p0002495-1	CA		Apparent Non-HOA	5/16/2016
p0002509-1	CA		Apparent Non-HOA	5/16/2016
p0002827-1	CA		Apparent Non-HOA	5/16/2016
23826-1	CO		Apparent Non-HOA	5/16/2016
23827-1	CO		Apparent Non-HOA	5/16/2016
23829-1	CO		Apparent Non-HOA	5/16/2016
70109-1	CO		Apparent Non-HOA	5/16/2016
70126-1	CO		Apparent Non-HOA	5/16/2016
70152-1	CO		Apparent Non-HOA	5/16/2016
70157-1	CO		Apparent Non-HOA	5/16/2016
70168-1	CO		Apparent Non-HOA	5/16/2016
70174-1	CO		Apparent Non-HOA	5/16/2016
70175-1	CO		Apparent Non-HOA	5/16/2016
70183-1	CO		Apparent Non-HOA	5/16/2016
70184-1	CO		Apparent Non-HOA	5/16/2016
70198-1	CO		Apparent Non-HOA	5/16/2016
70199-1	CO		Apparent Non-HOA	5/16/2016
70200-1	CO		Apparent Non-HOA	5/16/2016
70241-1	CO		Apparent Non-HOA	5/16/2016
70253-1	CO		Apparent Non-HOA	5/16/2016
70255-1	CO		Apparent Non-HOA	5/16/2016
70267-1	CO		Apparent Non-HOA	5/16/2016
70275-1	CO		Apparent Non-HOA	5/16/2016
70276-1	CO		Apparent Non-HOA	5/16/2016
70289-1	CO		Apparent Non-HOA	5/16/2016
70304-1	CO		Apparent Non-HOA	5/16/2016
70316-1	CO		Apparent Non-HOA	5/16/2016
70381-1	CO		Apparent Non-HOA	5/16/2016
70383-1	CO		Apparent Non-HOA	5/16/2016
70448-1	CO		Apparent Non-HOA	5/16/2016
70450-1	CO		Apparent Non-HOA	5/16/2016
70489-1	CO		Apparent Non-HOA	5/16/2016
70493-1	CO		Apparent Non-HOA	5/16/2016
70524-1	CO		Apparent Non-HOA	5/16/2016
70526-1	CO		Apparent Non-HOA	5/16/2016
70527-1	CO		Apparent Non-HOA	5/16/2016
70565-1	CO		Apparent Non-HOA	5/16/2016
70566-1	CO		Apparent Non-HOA	5/16/2016
70578-1	CO		Apparent Non-HOA	5/16/2016
70581-1	CO		Apparent Non-HOA	5/16/2016
70594-1	CO		Apparent Non-HOA	5/16/2016
70596-1	CO		Apparent Non-HOA	5/16/2016

Property Code	State	Description of Discrepancy	Updated Designation (HOA or Apparent Non-HOA)	Date of Updated Designation
70599-1	CO		Apparent Non-HOA	5/16/2016
70604-1	CO		Apparent Non-HOA	5/16/2016
70607-1	CO		Apparent Non-HOA	5/16/2016
70610-1	CO		Apparent Non-HOA	5/16/2016
70612-1	CO		Apparent Non-HOA	5/16/2016
70621-1	CO		Apparent Non-HOA	5/16/2016
70622-1	CO		Apparent Non-HOA	5/16/2016
70647-1	CO		Apparent Non-HOA	5/16/2016
70653-1	CO		Apparent Non-HOA	5/16/2016
70654-1	CO		Apparent Non-HOA	5/16/2016
70659-1	CO		Apparent Non-HOA	5/16/2016
70661-1	CO		Apparent Non-HOA	5/16/2016
70662-1	CO		Apparent Non-HOA	5/16/2016
70667-1	CO		Apparent Non-HOA	5/16/2016
70673-1	CO		Apparent Non-HOA	5/16/2016
70674-1	CO		Apparent Non-HOA	5/16/2016
70678-1	CO		Apparent Non-HOA	5/16/2016
70679-1	CO		Apparent Non-HOA	5/16/2016
70680-1	CO		Apparent Non-HOA	5/16/2016
70685-1	CO		Apparent Non-HOA	5/16/2016
70686-1	CO		Apparent Non-HOA	5/16/2016
70690-1	CO		Apparent Non-HOA	5/16/2016
70691-1	CO		Apparent Non-HOA	5/16/2016
70693-1	CO		Apparent Non-HOA	5/16/2016
70695-1	CO		Apparent Non-HOA	5/16/2016
70696-1	CO		Apparent Non-HOA	5/16/2016
70698-1	CO		Apparent Non-HOA	5/16/2016
70699-1	CO		Apparent Non-HOA	5/16/2016
70700-1	CO		Apparent Non-HOA	5/16/2016
70708-1	CO		Apparent Non-HOA	5/16/2016
70712-1	CO		Apparent Non-HOA	5/16/2016
70715-1	CO		Apparent Non-HOA	5/16/2016
70718-1	CO		Apparent Non-HOA	5/16/2016
70723-1	CO		Apparent Non-HOA	5/16/2016
70724-1	CO		Apparent Non-HOA	5/16/2016
70736-1	CO		Apparent Non-HOA	5/16/2016
70744-1	CO		Apparent Non-HOA	5/16/2016
70751-1	CO		Apparent Non-HOA	5/16/2016
70752-1	CO		Apparent Non-HOA	5/16/2016
70757-1	CO		Apparent Non-HOA	5/16/2016
70759-1	CO		Apparent Non-HOA	5/16/2016
70762-1	CO		Apparent Non-HOA	5/16/2016
70765-1	CO		Apparent Non-HOA	5/16/2016
70766-1	CO		Apparent Non-HOA	5/16/2016
70768-1	CO		Apparent Non-HOA	5/16/2016
70769-1	CO		Apparent Non-HOA	5/16/2016
70777-1	CO		Apparent Non-HOA	5/16/2016
70782-1	CO		Apparent Non-HOA	5/16/2016
70787-1	CO		Apparent Non-HOA	5/16/2016
70788-1	CO		Apparent Non-HOA	5/16/2016
70790-1	CO		Apparent Non-HOA	5/16/2016
70791-1	CO		Apparent Non-HOA	5/16/2016
70795-1	CO		Apparent Non-HOA	5/16/2016
70798-1	CO		Apparent Non-HOA	5/16/2016
75013-1	CO		Apparent Non-HOA	5/16/2016
75020-1	CO		Apparent Non-HOA	5/16/2016
75021-1	CO		Apparent Non-HOA	5/16/2016
75025-1	CO		Apparent Non-HOA	5/16/2016
75026-1	CO		Apparent Non-HOA	5/16/2016

Property Code	State	Description of Discrepancy	Updated Designation (HOA or Apparent Non-HOA)	Date of Updated Designation
75036-1	CO		Apparent Non-HOA	5/16/2016
75055-1	CO		Apparent Non-HOA	5/16/2016
75057-1	CO		Apparent Non-HOA	5/16/2016
75069-1	CO		Apparent Non-HOA	5/16/2016
75079-1	CO		Apparent Non-HOA	5/16/2016
75083-1	CO		Apparent Non-HOA	5/16/2016
75092-1	CO		Apparent Non-HOA	5/16/2016
75104-1	CO		Apparent Non-HOA	5/16/2016
75105-1	CO		Apparent Non-HOA	5/16/2016
75178-1	CO		Apparent Non-HOA	5/16/2016
75193-1	CO		Apparent Non-HOA	5/16/2016
75215-1	CO		Apparent Non-HOA	5/16/2016
75216-1	CO		Apparent Non-HOA	5/16/2016
75225-1	CO		Apparent Non-HOA	5/16/2016
75233-1	CO		Apparent Non-HOA	5/16/2016
75251-1	CO		Apparent Non-HOA	5/16/2016
75301-1	CO		Apparent Non-HOA	5/16/2016
75311-1	CO		Apparent Non-HOA	5/16/2016
75326-1	CO		Apparent Non-HOA	5/16/2016
75339-1	CO		Apparent Non-HOA	5/16/2016
75341-1	CO		Apparent Non-HOA	5/16/2016
75366-1	CO		Apparent Non-HOA	5/16/2016
75367-1	CO		Apparent Non-HOA	5/16/2016
75386-1	CO		Apparent Non-HOA	5/16/2016
75407-1	CO		Apparent Non-HOA	5/16/2016
75475-1	CO		Apparent Non-HOA	5/16/2016
75495-1	CO		Apparent Non-HOA	5/16/2016
75497-1	CO		Apparent Non-HOA	5/16/2016
75517-1	CO		Apparent Non-HOA	5/16/2016
75525-1	CO		Apparent Non-HOA	5/16/2016
75535-1	CO		Apparent Non-HOA	5/16/2016
75538-1	CO		Apparent Non-HOA	5/16/2016
75546-1	CO		Apparent Non-HOA	5/16/2016
75551-1	CO		Apparent Non-HOA	5/16/2016
75553-1	CO		Apparent Non-HOA	5/16/2016
75666-1	CO		Apparent Non-HOA	5/16/2016
75668-1	CO		Apparent Non-HOA	5/16/2016
75677-1	CO		Apparent Non-HOA	5/16/2016
75678-1	CO		Apparent Non-HOA	5/16/2016
75680-1	CO		Apparent Non-HOA	5/16/2016
p0002248-1	CO		Apparent Non-HOA	5/16/2016
p0002392-1	CO		Apparent Non-HOA	5/16/2016
130019-1	FL		Apparent Non-HOA	5/16/2016
130023-1	FL		Apparent Non-HOA	5/16/2016
130028-1	FL		Apparent Non-HOA	5/16/2016
130032-1	FL		Apparent Non-HOA	5/16/2016
130041-1	FL		Apparent Non-HOA	5/16/2016
130042-1	FL		Apparent Non-HOA	5/16/2016
130044-1	FL		Apparent Non-HOA	5/16/2016
130056-1	FL		Apparent Non-HOA	5/16/2016
130059-1	FL		Apparent Non-HOA	5/16/2016
130061-1	FL		Apparent Non-HOA	5/16/2016
130071-1	FL		Apparent Non-HOA	5/16/2016
130072-1	FL		Apparent Non-HOA	5/16/2016
130081-1	FL		Apparent Non-HOA	5/16/2016
130084-1	FL		Apparent Non-HOA	5/16/2016
130088-1	FL		Apparent Non-HOA	5/16/2016
130092-1	FL		Apparent Non-HOA	5/16/2016
130094-1	FL		Apparent Non-HOA	5/16/2016

Property Code	State	Description of Discrepancy	Updated Designation (HOA or Apparent Non-HOA)	Date of Updated Designation
130098-1	FL		Apparent Non-HOA	5/16/2016
130103-1	FL		Apparent Non-HOA	5/16/2016
130120-1	FL		Apparent Non-HOA	5/16/2016
130122-1	FL		Apparent Non-HOA	5/16/2016
130132-1	FL		Apparent Non-HOA	5/16/2016
130145-1	FL		Apparent Non-HOA	5/16/2016
130152-1	FL		Apparent Non-HOA	5/16/2016
130159-1	FL		Apparent Non-HOA	5/16/2016
130165-1	FL		Apparent Non-HOA	5/16/2016
130166-1	FL		Apparent Non-HOA	5/16/2016
130168-1	FL		Apparent Non-HOA	5/16/2016
130169-1	FL		Apparent Non-HOA	5/16/2016
130171-1	FL		Apparent Non-HOA	5/16/2016
130175-1	FL		Apparent Non-HOA	5/16/2016
130177-1	FL		Apparent Non-HOA	5/16/2016
130181-1	FL		Apparent Non-HOA	5/16/2016
130185-1	FL		Apparent Non-HOA	5/16/2016
130189-1	FL		Apparent Non-HOA	5/16/2016
130195-1	FL		Apparent Non-HOA	5/16/2016
130197-1	FL		Apparent Non-HOA	5/16/2016
130210-1	FL		Apparent Non-HOA	5/16/2016
130224-1	FL		Apparent Non-HOA	5/16/2016
130225-1	FL		Apparent Non-HOA	5/16/2016
130226-1	FL		Apparent Non-HOA	5/16/2016
130232-1	FL		Apparent Non-HOA	5/16/2016
130233-1	FL		Apparent Non-HOA	5/16/2016
130237-1	FL		Apparent Non-HOA	5/16/2016
130242-1	FL		Apparent Non-HOA	5/16/2016
130247-1	FL		Apparent Non-HOA	5/16/2016
130249-1	FL		Apparent Non-HOA	5/16/2016
130254-1	FL		Apparent Non-HOA	5/16/2016
130258-1	FL		Apparent Non-HOA	5/16/2016
130259-1	FL		Apparent Non-HOA	5/16/2016
130266-1	FL		Apparent Non-HOA	5/16/2016
130269-1	FL		Apparent Non-HOA	5/16/2016
130277-1	FL		Apparent Non-HOA	5/16/2016
130286-1	FL		Apparent Non-HOA	5/16/2016
130289-1	FL		Apparent Non-HOA	5/16/2016
130290-1	FL		Apparent Non-HOA	5/16/2016
130292-1	FL		Apparent Non-HOA	5/16/2016
130293-1	FL		Apparent Non-HOA	5/16/2016
130298-1	FL		Apparent Non-HOA	5/16/2016
130301-1	FL		Apparent Non-HOA	5/16/2016
130323-1	FL		Apparent Non-HOA	5/16/2016
130329-1	FL		Apparent Non-HOA	5/16/2016
130334-1	FL		Apparent Non-HOA	5/16/2016
130336-1	FL		Apparent Non-HOA	5/16/2016
130345-1	FL		Apparent Non-HOA	5/16/2016
130392-1	FL		Apparent Non-HOA	5/16/2016
130399-1	FL		Apparent Non-HOA	5/16/2016
130403-1	FL		Apparent Non-HOA	5/16/2016
130405-1	FL		Apparent Non-HOA	5/16/2016
130406-1	FL		Apparent Non-HOA	5/16/2016
130415-1	FL		Apparent Non-HOA	5/16/2016
130420-1	FL		Apparent Non-HOA	5/16/2016
130430-1	FL		Apparent Non-HOA	5/16/2016
130434-1	FL		Apparent Non-HOA	5/16/2016
130435-1	FL		Apparent Non-HOA	5/16/2016
130436-1	FL		Apparent Non-HOA	5/16/2016

Property Code	State	Description of Discrepancy	Updated Designation (HOA or Apparent Non-HOA)	Date of Updated Designation
130440-1	FL		Apparent Non-HOA	5/16/2016
130444-1	FL		Apparent Non-HOA	5/16/2016
130450-1	FL		Apparent Non-HOA	5/16/2016
130451-1	FL		Apparent Non-HOA	5/16/2016
130458-1	FL		Apparent Non-HOA	5/16/2016
130462-1	FL		Apparent Non-HOA	5/16/2016
130472-1	FL		Apparent Non-HOA	5/16/2016
130480-1	FL		Apparent Non-HOA	5/16/2016
130484-1	FL		Apparent Non-HOA	5/16/2016
130486-1	FL		Apparent Non-HOA	5/16/2016
130489-1	FL		Apparent Non-HOA	5/16/2016
130490-1	FL		Apparent Non-HOA	5/16/2016
130500-1	FL		Apparent Non-HOA	5/16/2016
130505-1	FL		Apparent Non-HOA	5/16/2016
130506-1	FL		Apparent Non-HOA	5/16/2016
130515-1	FL		Apparent Non-HOA	5/16/2016
130523-1	FL		Apparent Non-HOA	5/16/2016
130525-1	FL		Apparent Non-HOA	5/16/2016
130529-1	FL		Apparent Non-HOA	5/16/2016
130530-1	FL		Apparent Non-HOA	5/16/2016
130534-1	FL		Apparent Non-HOA	5/16/2016
130538-1	FL		Apparent Non-HOA	5/16/2016
130540-1	FL		Apparent Non-HOA	5/16/2016
130546-1	FL		Apparent Non-HOA	5/16/2016
130548-1	FL		Apparent Non-HOA	5/16/2016
130549-1	FL		Apparent Non-HOA	5/16/2016
130555-1	FL		Apparent Non-HOA	5/16/2016
130556-1	FL		Apparent Non-HOA	5/16/2016
130562-1	FL		Apparent Non-HOA	5/16/2016
130567-1	FL		Apparent Non-HOA	5/16/2016
130568-1	FL		Apparent Non-HOA	5/16/2016
130570-1	FL		Apparent Non-HOA	5/16/2016
130572-1	FL		Apparent Non-HOA	5/16/2016
130575-1	FL		Apparent Non-HOA	5/16/2016
130576-1	FL		Apparent Non-HOA	5/16/2016
130579-1	FL		Apparent Non-HOA	5/16/2016
130581-1	FL		Apparent Non-HOA	5/16/2016
130582-1	FL		Apparent Non-HOA	5/16/2016
130583-1	FL		Apparent Non-HOA	5/16/2016
130586-1	FL		Apparent Non-HOA	5/16/2016
130589-1	FL		Apparent Non-HOA	5/16/2016
130603-1	FL		Apparent Non-HOA	5/16/2016
130609-1	FL		Apparent Non-HOA	5/16/2016
130612-1	FL		Apparent Non-HOA	5/16/2016
130623-1	FL		Apparent Non-HOA	5/16/2016
130642-1	FL		Apparent Non-HOA	5/16/2016
130662-1	FL		Apparent Non-HOA	5/16/2016
130715-1	FL		Apparent Non-HOA	5/16/2016
130717-1	FL		Apparent Non-HOA	5/16/2016
130726-1	FL		Apparent Non-HOA	5/16/2016
130736-1	FL		Apparent Non-HOA	5/16/2016
130746-1	FL		Apparent Non-HOA	5/16/2016
130753-1	FL		Apparent Non-HOA	5/16/2016
130775-1	FL		Apparent Non-HOA	5/16/2016
130787-1	FL		Apparent Non-HOA	5/16/2016
130789-1	FL		Apparent Non-HOA	5/16/2016
130797-1	FL		Apparent Non-HOA	5/16/2016
130804-1	FL		Apparent Non-HOA	5/16/2016
130818-1	FL		Apparent Non-HOA	5/16/2016

Property Code	State	Description of Discrepancy	Updated Designation (HOA or Apparent Non-HOA)	Date of Updated Designation
140042-1	FL		Apparent Non-HOA	5/16/2016
140055-1	FL		Apparent Non-HOA	5/16/2016
140103-1	FL		Apparent Non-HOA	5/16/2016
140115-1	FL		Apparent Non-HOA	5/16/2016
140126-1	FL		Apparent Non-HOA	5/16/2016
140208-1	FL		Apparent Non-HOA	5/16/2016
140224-1	FL		Apparent Non-HOA	5/16/2016
140247-1	FL		Apparent Non-HOA	5/16/2016
140266-1	FL		Apparent Non-HOA	5/16/2016
140279-1	FL		Apparent Non-HOA	5/16/2016
140304-1	FL		Apparent Non-HOA	5/16/2016
140321-1	FL		Apparent Non-HOA	5/16/2016
140333-1	FL		Apparent Non-HOA	5/16/2016
140335-1	FL		Apparent Non-HOA	5/16/2016
140339-1	FL		Apparent Non-HOA	5/16/2016
140344-1	FL		Apparent Non-HOA	5/16/2016
140375-1	FL		Apparent Non-HOA	5/16/2016
140377-1	FL		Apparent Non-HOA	5/16/2016
140380-1	FL		Apparent Non-HOA	5/16/2016
140394-1	FL		Apparent Non-HOA	5/16/2016
140430-1	FL		Apparent Non-HOA	5/16/2016
140439-1	FL		Apparent Non-HOA	5/16/2016
140440-1	FL		Apparent Non-HOA	5/16/2016
140443-1	FL		Apparent Non-HOA	5/16/2016
140452-1	FL		Apparent Non-HOA	5/16/2016
140453-1	FL		Apparent Non-HOA	5/16/2016
140467-1	FL		Apparent Non-HOA	5/16/2016
140506-1	FL		Apparent Non-HOA	5/16/2016
140583-1	FL		Apparent Non-HOA	5/16/2016
140603-1	FL		Apparent Non-HOA	5/16/2016
140641-1	FL		Apparent Non-HOA	5/16/2016
140672-1	FL		Apparent Non-HOA	5/16/2016
140677-1	FL		Apparent Non-HOA	5/16/2016
140699-1	FL		Apparent Non-HOA	5/16/2016
140702-1	FL		Apparent Non-HOA	5/16/2016
140711-1	FL		Apparent Non-HOA	5/16/2016
140730-1	FL		Apparent Non-HOA	5/16/2016
140755-1	FL		Apparent Non-HOA	5/16/2016
140760-1	FL		Apparent Non-HOA	5/16/2016
140773-1	FL		Apparent Non-HOA	5/16/2016
140778-1	FL		Apparent Non-HOA	5/16/2016
140783-1	FL		Apparent Non-HOA	5/16/2016
140795-1	FL		Apparent Non-HOA	5/16/2016
140801-1	FL		Apparent Non-HOA	5/16/2016
140835-1	FL		Apparent Non-HOA	5/16/2016
140861-1	FL		Apparent Non-HOA	5/16/2016
140882-1	FL		Apparent Non-HOA	5/16/2016
140894-1	FL		Apparent Non-HOA	5/16/2016
140896-1	FL		Apparent Non-HOA	5/16/2016
140909-1	FL		Apparent Non-HOA	5/16/2016
140918-1	FL		Apparent Non-HOA	5/16/2016
140921-1	FL		Apparent Non-HOA	5/16/2016
140934-1	FL		Apparent Non-HOA	5/16/2016
140947-1	FL		Apparent Non-HOA	5/16/2016
140979-1	FL		Apparent Non-HOA	5/16/2016
140985-1	FL		Apparent Non-HOA	5/16/2016
140997-1	FL		Apparent Non-HOA	5/16/2016
141003-1	FL		Apparent Non-HOA	5/16/2016
141014-1	FL		Apparent Non-HOA	5/16/2016

Property Code	State	Description of Discrepancy	Updated Designation (HOA or Apparent Non-HOA)	Date of Updated Designation
141023-1	FL		Apparent Non-HOA	5/16/2016
141037-1	FL		Apparent Non-HOA	5/16/2016
141044-1	FL		Apparent Non-HOA	5/16/2016
141065-1	FL		Apparent Non-HOA	5/16/2016
141070-1	FL		Apparent Non-HOA	5/16/2016
141075-1	FL		Apparent Non-HOA	5/16/2016
141080-1	FL		Apparent Non-HOA	5/16/2016
141083-1	FL		Apparent Non-HOA	5/16/2016
141085-1	FL		Apparent Non-HOA	5/16/2016
141086-1	FL		Apparent Non-HOA	5/16/2016
141093-1	FL		Apparent Non-HOA	5/16/2016
141113-1	FL		Apparent Non-HOA	5/16/2016
141144-1	FL		Apparent Non-HOA	5/16/2016
141146-1	FL		Apparent Non-HOA	5/16/2016
141153-1	FL		Apparent Non-HOA	5/16/2016
141160-1	FL		Apparent Non-HOA	5/16/2016
141201-1	FL		Apparent Non-HOA	5/16/2016
62020-1	FL		Apparent Non-HOA	5/16/2016
62570-1	FL		Apparent Non-HOA	5/16/2016
62578-1	FL		Apparent Non-HOA	5/16/2016
63003-1	FL		Apparent Non-HOA	5/16/2016
63035-1	FL		Apparent Non-HOA	5/16/2016
63146-1	FL		Apparent Non-HOA	5/16/2016
63201-1	FL		Apparent Non-HOA	5/16/2016
63234-1	FL		Apparent Non-HOA	5/16/2016
63247-1	FL		Apparent Non-HOA	5/16/2016
63286-1	FL		Apparent Non-HOA	5/16/2016
63298-1	FL		Apparent Non-HOA	5/16/2016
63323-1	FL		Apparent Non-HOA	5/16/2016
63330-1	FL		Apparent Non-HOA	5/16/2016
63335-1	FL		Apparent Non-HOA	5/16/2016
63371-1	FL		Apparent Non-HOA	5/16/2016
63384-1	FL		Apparent Non-HOA	5/16/2016
63403-1	FL		Apparent Non-HOA	5/16/2016
63420-1	FL		Apparent Non-HOA	5/16/2016
63423-1	FL		Apparent Non-HOA	5/16/2016
63425-1	FL		Apparent Non-HOA	5/16/2016
63434-1	FL		Apparent Non-HOA	5/16/2016
63435-1	FL		Apparent Non-HOA	5/16/2016
63436-1	FL		Apparent Non-HOA	5/16/2016
63437-1	FL		Apparent Non-HOA	5/16/2016
63441-1	FL		Apparent Non-HOA	5/16/2016
63444-1	FL		Apparent Non-HOA	5/16/2016
63445-1	FL		Apparent Non-HOA	5/16/2016
63446-1	FL		Apparent Non-HOA	5/16/2016
63453-1	FL		Apparent Non-HOA	5/16/2016
63455-1	FL		Apparent Non-HOA	5/16/2016
63456-1	FL		Apparent Non-HOA	5/16/2016
63457-1	FL		Apparent Non-HOA	5/16/2016
63465-1	FL		Apparent Non-HOA	5/16/2016
63468-1	FL		Apparent Non-HOA	5/16/2016
63470-1	FL		Apparent Non-HOA	5/16/2016
63477-1	FL		Apparent Non-HOA	5/16/2016
63478-1	FL		Apparent Non-HOA	5/16/2016
63480-1	FL		Apparent Non-HOA	5/16/2016
63481-1	FL		Apparent Non-HOA	5/16/2016
63491-1	FL		Apparent Non-HOA	5/16/2016
63494-1	FL		Apparent Non-HOA	5/16/2016
65067-1	FL		Apparent Non-HOA	5/16/2016

Property Code	State	Description of Discrepancy	Updated Designation (HOA or Apparent Non-HOA)	Date of Updated Designation
65155-1	FL		Apparent Non-HOA	5/16/2016
65229-1	FL		Apparent Non-HOA	5/16/2016
65230-1	FL		Apparent Non-HOA	5/16/2016
65327-1	FL		Apparent Non-HOA	5/16/2016
65493-1	FL		Apparent Non-HOA	5/16/2016
65505-1	FL		Apparent Non-HOA	5/16/2016
65522-1	FL		Apparent Non-HOA	5/16/2016
65662-1	FL		Apparent Non-HOA	5/16/2016
65668-1	FL		Apparent Non-HOA	5/16/2016
65691-1	FL		Apparent Non-HOA	5/16/2016
65724-1	FL		Apparent Non-HOA	5/16/2016
65725-1	FL		Apparent Non-HOA	5/16/2016
65752-1	FL		Apparent Non-HOA	5/16/2016
65817-1	FL		Apparent Non-HOA	5/16/2016
65851-1	FL		Apparent Non-HOA	5/16/2016
65859-1	FL		Apparent Non-HOA	5/16/2016
65872-1	FL		Apparent Non-HOA	5/16/2016
65917-1	FL		Apparent Non-HOA	5/16/2016
65926-1	FL		Apparent Non-HOA	5/16/2016
65971-1	FL		Apparent Non-HOA	5/16/2016
66055-1	FL		Apparent Non-HOA	5/16/2016
66506-1	FL		Apparent Non-HOA	5/16/2016
66556-1	FL		Apparent Non-HOA	5/16/2016
67024-1	FL		Apparent Non-HOA	5/16/2016
67535-1	FL		Apparent Non-HOA	5/16/2016
96024-1	FL		Apparent Non-HOA	5/16/2016
96053-1	FL		Apparent Non-HOA	5/16/2016
96097-1	FL		Apparent Non-HOA	5/16/2016
98007-1	FL		Apparent Non-HOA	5/16/2016
98117-1	FL		Apparent Non-HOA	5/16/2016
98179-1	FL		Apparent Non-HOA	5/16/2016
98205-1	FL		Apparent Non-HOA	5/16/2016
98210-1	FL		Apparent Non-HOA	5/16/2016
98264-1	FL		Apparent Non-HOA	5/16/2016
98273-1	FL		Apparent Non-HOA	5/16/2016
98298-1	FL		Apparent Non-HOA	5/16/2016
98315-1	FL		Apparent Non-HOA	5/16/2016
98319-1	FL		Apparent Non-HOA	5/16/2016
98320-1	FL		Apparent Non-HOA	5/16/2016
98372-1	FL		Apparent Non-HOA	5/16/2016
98405-1	FL		Apparent Non-HOA	5/16/2016
98441-1	FL		Apparent Non-HOA	5/16/2016
98487-1	FL		Apparent Non-HOA	5/16/2016
98506-1	FL		Apparent Non-HOA	5/16/2016
98559-1	FL		Apparent Non-HOA	5/16/2016
98614-1	FL		Apparent Non-HOA	5/16/2016
98665-1	FL		Apparent Non-HOA	5/16/2016
98678-1	FL		Apparent Non-HOA	5/16/2016
98684-1	FL		Apparent Non-HOA	5/16/2016
98695-1	FL		Apparent Non-HOA	5/16/2016
98732-1	FL		Apparent Non-HOA	5/16/2016
98739-1	FL		Apparent Non-HOA	5/16/2016
98754-1	FL		Apparent Non-HOA	5/16/2016
98775-1	FL		Apparent Non-HOA	5/16/2016
98845-1	FL		Apparent Non-HOA	5/16/2016
98846-1	FL		Apparent Non-HOA	5/16/2016
98864-1	FL		Apparent Non-HOA	5/16/2016
98867-1	FL		Apparent Non-HOA	5/16/2016
98886-1	FL		Apparent Non-HOA	5/16/2016

Property Code	State	Description of Discrepancy	Updated Designation (HOA or Apparent Non-HOA)	Date of Updated Designation
98900-1	FL		Apparent Non-HOA	5/16/2016
98909-1	FL		Apparent Non-HOA	5/16/2016
98929-1	FL		Apparent Non-HOA	5/16/2016
98958-1	FL		Apparent Non-HOA	5/16/2016
110081-1	GA		Apparent Non-HOA	5/16/2016
203214-1	GA		Apparent Non-HOA	5/16/2016
22904-1	GA		Apparent Non-HOA	5/16/2016
24695-1	GA		Apparent Non-HOA	5/16/2016
90860-1	GA		Apparent Non-HOA	5/16/2016
91244-1	GA		Apparent Non-HOA	5/16/2016
91266-1	GA		Apparent Non-HOA	5/16/2016
91423-1	GA		Apparent Non-HOA	5/16/2016
91837-1	GA		Apparent Non-HOA	5/16/2016
91930-1	GA		Apparent Non-HOA	5/16/2016
91995-1	GA		Apparent Non-HOA	5/16/2016
92144-1	GA		Apparent Non-HOA	5/16/2016
92618-1	GA		Apparent Non-HOA	5/16/2016
94553-1	GA		Apparent Non-HOA	5/16/2016
p0001740-1	GA		Apparent Non-HOA	5/16/2016
p0002804-1	GA		Apparent Non-HOA	5/16/2016
600098-1	NC		Apparent Non-HOA	5/16/2016
600115-1	NC		Apparent Non-HOA	5/16/2016
600181-1	NC		Apparent Non-HOA	5/16/2016
600359-1	NC		Apparent Non-HOA	5/16/2016
600569-1	NC		Apparent Non-HOA	5/16/2016
600586-1	NC		Apparent Non-HOA	5/16/2016
600623-1	NC		Apparent Non-HOA	5/16/2016
600632-1	NC		Apparent Non-HOA	5/16/2016
600761-1	NC		Apparent Non-HOA	5/16/2016
603006-1	NC		Apparent Non-HOA	5/16/2016
603032-1	NC		Apparent Non-HOA	5/16/2016
603037-1	NC		Apparent Non-HOA	5/16/2016
603039-1	NC		Apparent Non-HOA	5/16/2016
603059-1	NC		Apparent Non-HOA	5/16/2016
603070-1	NC		Apparent Non-HOA	5/16/2016
603074-1	NC		Apparent Non-HOA	5/16/2016
603136-1	NC		Apparent Non-HOA	5/16/2016
603142-1	NC		Apparent Non-HOA	5/16/2016
603152-1	NC		Apparent Non-HOA	5/16/2016
603163-1	NC		Apparent Non-HOA	5/16/2016
603165-1	NC		Apparent Non-HOA	5/16/2016
603182-1	NC		Apparent Non-HOA	5/16/2016
603220-1	NC		Apparent Non-HOA	5/16/2016
14238-1	NV		Apparent Non-HOA	5/16/2016
14832-1	NV		Apparent Non-HOA	5/16/2016
15488-1	NV		Apparent Non-HOA	5/16/2016
16559-1	NV		Apparent Non-HOA	5/16/2016
17222-1	NV		Apparent Non-HOA	5/16/2016
18883-1	NV		Apparent Non-HOA	5/16/2016
201115-1	NV		Apparent Non-HOA	5/16/2016
201153-1	NV		Apparent Non-HOA	5/16/2016
202158-1	NV		Apparent Non-HOA	5/16/2016
204304-1	NV		Apparent Non-HOA	5/16/2016
204665-1	NV		Apparent Non-HOA	5/16/2016
21387-1	NV		Apparent Non-HOA	5/16/2016
22088-1	NV		Apparent Non-HOA	5/16/2016
26272-1	NV		Apparent Non-HOA	5/16/2016
501898-1	NV		Apparent Non-HOA	5/16/2016
502663-1	NV		Apparent Non-HOA	5/16/2016

Property Code	State	Description of Discrepancy	Updated Designation (HOA or Apparent Non-HOA)	Date of Updated Designation
503216-1	NV		Apparent Non-HOA	5/16/2016
504871-1	NV		Apparent Non-HOA	5/16/2016
506844-1	NV		Apparent Non-HOA	5/16/2016
509706-1	NV		Apparent Non-HOA	5/16/2016
509985-1	NV		Apparent Non-HOA	5/16/2016
510247-1	NV		Apparent Non-HOA	5/16/2016
510277-1	NV		Apparent Non-HOA	5/16/2016
510286-1	NV		Apparent Non-HOA	5/16/2016
510632-1	NV		Apparent Non-HOA	5/16/2016
511438-1	NV		Apparent Non-HOA	5/16/2016
511700-1	NV		Apparent Non-HOA	5/16/2016
511902-1	NV		Apparent Non-HOA	5/16/2016
512865-1	NV		Apparent Non-HOA	5/16/2016
512993-1	NV		Apparent Non-HOA	5/16/2016
513365-1	NV		Apparent Non-HOA	5/16/2016
513467-1	NV		Apparent Non-HOA	5/16/2016
513715-1	NV		Apparent Non-HOA	5/16/2016
513787-1	NV		Apparent Non-HOA	5/16/2016
513829-1	NV		Apparent Non-HOA	5/16/2016
513951-1	NV		Apparent Non-HOA	5/16/2016
514057-1	NV		Apparent Non-HOA	5/16/2016
514189-1	NV		Apparent Non-HOA	5/16/2016
514307-1	NV		Apparent Non-HOA	5/16/2016
514456-1	NV		Apparent Non-HOA	5/16/2016
514624-1	NV		Apparent Non-HOA	5/16/2016
514780-1	NV		Apparent Non-HOA	5/16/2016
514782-1	NV		Apparent Non-HOA	5/16/2016
514791-1	NV		Apparent Non-HOA	5/16/2016
515001-1	NV		Apparent Non-HOA	5/16/2016
515002-1	NV		Apparent Non-HOA	5/16/2016
515011-1	NV		Apparent Non-HOA	5/16/2016
515014-1	NV		Apparent Non-HOA	5/16/2016
515017-1	NV		Apparent Non-HOA	5/16/2016
515429-1	NV		Apparent Non-HOA	5/16/2016
515462-1	NV		Apparent Non-HOA	5/16/2016
515983-1	NV		Apparent Non-HOA	5/16/2016
516167-1	NV		Apparent Non-HOA	5/16/2016
516209-1	NV		Apparent Non-HOA	5/16/2016
p0001242-1	NV		Apparent Non-HOA	5/16/2016
p0001332-1	NV		Apparent Non-HOA	5/16/2016
p0001772-1	NV		Apparent Non-HOA	5/16/2016
p0002533-1	NV		Apparent Non-HOA	5/16/2016
100002-1	TX		Apparent Non-HOA	5/16/2016
100004-1	TX		Apparent Non-HOA	5/16/2016
100037-1	TX		Apparent Non-HOA	5/16/2016
100083-1	TX		Apparent Non-HOA	5/16/2016
100224-1	TX		Apparent Non-HOA	5/16/2016
20869-1	TX		Apparent Non-HOA	5/16/2016
21706-1	TX		Apparent Non-HOA	5/16/2016
22018-1	TX		Apparent Non-HOA	5/16/2016
22019-1	TX		Apparent Non-HOA	5/16/2016
22851-1	TX		Apparent Non-HOA	5/16/2016
610019-1	TX		Apparent Non-HOA	5/16/2016
610122-1	TX		Apparent Non-HOA	5/16/2016
610164-1	TX		Apparent Non-HOA	5/16/2016
610177-1	TX		Apparent Non-HOA	5/16/2016
610347-1	TX		Apparent Non-HOA	5/16/2016
610356-1	TX		Apparent Non-HOA	5/16/2016
610384-1	TX		Apparent Non-HOA	5/16/2016

Property Code	State	Description of Discrepancy	Updated Designation (HOA or Apparent Non-HOA)	Date of Updated Designation
610426-1	TX		Apparent Non-HOA	5/16/2016
610451-1	TX		Apparent Non-HOA	5/16/2016
610470-1	TX		Apparent Non-HOA	5/16/2016
610484-1	TX		Apparent Non-HOA	5/16/2016
610488-1	TX		Apparent Non-HOA	5/16/2016
610496-1	TX		Apparent Non-HOA	5/16/2016
610499-1	TX		Apparent Non-HOA	5/16/2016
610513-1	TX		Apparent Non-HOA	5/16/2016
610537-1	TX		Apparent Non-HOA	5/16/2016
610545-1	TX		Apparent Non-HOA	5/16/2016
610552-1	TX		Apparent Non-HOA	5/16/2016
610554-1	TX		Apparent Non-HOA	5/16/2016
610558-1	TX		Apparent Non-HOA	5/16/2016
610562-1	TX		Apparent Non-HOA	5/16/2016
610596-1	TX		Apparent Non-HOA	5/16/2016
p0000780-1	TX		Apparent Non-HOA	5/16/2016
p0001862-1	TX		Apparent Non-HOA	5/16/2016
p0002943-1	TX		Apparent Non-HOA	5/16/2016
p0002947-1	TX		Apparent Non-HOA	5/16/2016